UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-07354

          BlackRock Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Investment Quality Municipal Trust, Inc.
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Investment Quality Municipal Trust (BKN)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—147.9%
			Alabama—5.8%
AAA	$14,000		Univ. of Alabama Hosp., Ser. A, 5.875%, 9/01/31, MBIA	09/10 @ 101	$ 15,222,760

			Arizona—1.9%
AAA	2,895		Phoenix Civic Impvt. Corp., Civic Plaza Expansion Proj., 5.00%, 7/01/35, FGIC	7/15 @ 100	2,998,207
			San. Luis Fac. Dev. Corp. Rev., Regl. Detention Ctr. Proj.,
NR	490		6.25%, 5/01/15	05/10 @ 107	482,939
NR	490		7.00%, 5/01/20	05/10 @ 107	480,871
NR	980		7.25%, 5/01/27	05/10 @ 107	957,049

					4,919,066

			California—24.0%
			California St., GO,
AAA	10,000		5.00%, 3/01/33	03/15 @ 100	10,346,300
A	2,625	[3]	5.625%, 5/01/18	N/A	2,878,811
A	3,145		5.625%, 5/01/18	5/10 @ 101	3,421,729
			Foothill/Eastn. Transp. Corridor Agcy.,
BBB	7,000		Conv. Cap. Apprec., Zero Coupon, 1/15/28	01/14 @ 101	6,045,270
BBB	3,495		Toll Road Rev., 5.75%, 1/15/40	01/10 @ 101	3,561,929
A-	11,000		Golden St. Tobacco Sec. Corp., Ser. A, 5.00%, 6/01/45	06/15 @ 100	11,108,130
AAA	10,945		Los Altos Sch. Dist., GO, Zero Coupon, 8/01/24, MBIA	08/13 @ 53.632	4,110,942
AAA	4,750		Los Angeles Dept. of Wtr. & Pwr. Sys., 5.00%, 7/01/31, FSA	07/15 @ 100	4,960,805
AAA	15,460		Los Angeles Cnty., Asset Leasing Corp. Rev. Proj., 5.95%, 12/01/07, AMBAC	No Opt. Call	16,177,344

					62,611,260

			Colorado—0.8%
Baa2	1,020		Park Creek Met. Dist. Rev., Ppty. Tax, 5.50%, 12/01/37	12/15 @ 101	1,050,528
AAA	1,030		Springs Utils. Rev., Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	1,058,006

					2,108,534

			Connecticut—1.2%
Baa3	3,000		Mashantucket Western Pequot Tribe Spec. Rev., Ser. A, 5.50%, 9/01/28	09/09 @ 101	3,089,490

			District of Columbia—2.2%
BBB	4,960		Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	5,626,872

			Florida—17.0%
AAA	5,705		Brd. of Ed. Pub. Ed., Cap. Outlay, GO, Ser. A, 5.00%, 6/01/31	06/14 @ 101	5,950,943
NR	2,110		Fishhawk Cmnty. Dev. Dist. II, Spl. Assmt. Rev., Ser. A, 6.125%, 5/01/34	05/13 @ 101	2,209,508
NR	3,700		Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	4,047,652
NR	2,250		Live Oak Cmnty. Dev. Dist. No. 2, Ser. A, 5.85%, 5/01/35	05/12 @ 101	2,282,625
BB+	4,755		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,328,358
			Miami Dade Cnty. Spl. Oblig. Cap. Apprec.,
AAA	3,380		Ser. A, Zero Coupon, 10/01/31, MBIA	10/15 @ 44.051	908,476
AAA	4,225		Ser. A, Zero Coupon, 10/01/32, MBIA	10/15 @ 41.782	1,076,065
AAA	4,000		Ser. A, Zero Coupon, 10/01/33, MBIA	10/15 @ 39.621	964,240
AAA	4,580		Ser. A, Zero Coupon, 10/01/34, MBIA	10/15 @ 37.635	1,048,728
AAA	5,000		Ser. A, Zero Coupon, 10/01/35, MBIA	10/15 @ 35.678	1,085,400
AAA	10,000		Ser. A, Zero Coupon, 10/01/36, MBIA	10/15 @ 33.817	2,055,600
AAA	10,000		Ser. A, Zero Coupon, 10/01/37, MBIA	10/15 @ 32.047	1,947,900
AAA	1,485		Peace River/Manasota Regl. Wtr. Sply. Auth., 5.00%, 10/01/30, FSA	10/15 @ 100	1,550,860
AAA	3,785		Sumter Landing Cmnty. Dev. Dist., Ser B, 5.70%, 10/01/38	10/15 @ 100	3,800,367
NR	9,975		Vlg. Cmnty. Dev. Dist. No. 6, Spl. Assmt. Rev., 5.625%, 5/01/22	05/13 @ 100	10,148,066

					44,404,788

			Georgia—4.2%
AAA	5,000		Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	5,144,650
AAA	4,000		Atlanta Wtr. & Wstwtr., 5.00%, 11/01/34, FSA	11/14 @ 100	4,128,400
BBB	1,500		Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj., 6.00%, 9/01/33	09/14 @ 101	1,612,860

					10,885,910

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Hawaii—1.0%
AAA	$ 2,500		Dept. of Budget & Fin., Hawaiian Elec. Co., Inc. Proj., Ser. D, 6.15%, 1/01/20, AMBAC	01/09 @ 101	$ 2,694,250

			Illinois—12.7%
NR	1,920	[4]	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,943,789
AAA	1,040	[3]	Chicago Brd. of Ed. Sch. Reform, 5.75%, 12/01/07, AMBAC	N/A	1,105,905
AAA	5,000	[5]	Chicago Pub. Bldg., Ser. A, 7.00%, 1/01/20, MBIA	ETM	6,431,250
			Edl. Fac. Auth.,
AAA	2,070		5.45%, 7/01/14, FGIC	03/06 @ 100	2,085,546
AAA	2,575		5.70%, 7/01/13, FGIC	03/06 @ 100	2,597,454
BB+	690		Fin. Auth. Rev., Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	692,822
			Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	875		Ser. A, 5.125%, 6/01/35	06/14 @ 100	868,149
Baa3	700		Ser. B, 5.375%, 6/01/35	06/14 @ 100	694,610
AA+	5,800		Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	6,156,468
			O’Hare Intl. Arpt.,
AAA	1,000		Ser. A, 5.00%, 1/01/29, MBIA	01/15 @ 100	1,037,820
AAA	1,610		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,668,491
AAA	4,055		Ser. A, 5.00%, 1/01/33, FGIC	01/16 @ 100	4,189,301
AAA	3,540		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	3,671,971

					33,143,576

			Kentucky—2.7%
AAA	15,715		Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/23, MBIA	No Opt. Call	6,954,045

			Maine—0.9%
AAA	2,150		Hlth. & Higher Edl. Fac. Auth., 5.00%, 7/01/29	07/15 @ 100	2,234,989

			Maryland—0.7%
BBB+	1,740		Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	1,796,132

			Massachusetts—0.8%
AAA	2,000		Wtr. Res. Auth., Ser. B, 5.00%, 8/01/35	08/17 @ 100	2,092,640

			Multi-State—4.8%
Baa1	7,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	7,908,460
Baa1	4,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50	11/10 @ 100	4,502,160

					12,410,620

			New Jersey—4.2%
AAA	2,000		Delaware River Port. Auth. of PA & NJ, Port Dist. Proj., Ser. B, 5.70%, 1/01/22, FSA	01/10 @ 100	2,152,640
BBB	7,000		Econ. Dev. Auth. Cigarette Tax Rev., 5.75%, 6/15/29	06/14 @ 100	7,429,730
NR	1,510		Middlesex Cnty. Imprt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	1,493,858

					11,076,228

			New York—15.0%
NR	725		Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	685,256
			Dorm. Auth.,
AAA	1,865		Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/21, MBIA	07/10 @ 101	1,594,071
AAA	2,030		Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/23, MBIA	07/10 @ 101	1,735,853
AA-	19,820		Liberty Dev. Corp. Proj., 5.25%, 10/01/35	No Opt. Call	21,995,840
			New York City, GO,
A+	4,805	[5,6]	Ser. E, 6.50%, 2/15/06	ETM	4,810,478
A+	2,195	[6]	Ser. E, 6.50%, 2/15/06	No Opt. Call	2,197,414
BBB	8,825		New York Cntys. Tobacco Trust III, Zero Coupon, 6/01/38	06/15 @ 26.186	1,343,518
			Sales Tax Asset Receivable Corp.,
AAA	3,115		Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	3,260,159
AAA	1,500		Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	1,563,270

					39,185,859

			North Carolina—3.0%
AAA	5,000		Eastn. Mun. Pwr. Agcy. Sys. Rev., Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,338,750
NR	2,425		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fin. Auth., 5.75%, 8/01/35	08/15 @ 100	2,543,849

					7,882,599

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Ohio—7.8%
AAA	$10,475		Air Qual. Dev. Auth., 4.80%, 1/01/34, FGIC	07/15 @ 100	$ 10,553,458
			Cuyahoga Cnty. Cleveland Clinic Hlth. Sys. Proj.,
Aa3	3,485		6.00%, 1/01/20	07/13 @ 100	3,911,459
Aa3	5,000		6.00%, 1/01/21	07/13 @ 100	5,601,650
AAA	290	[5]	Cuyahoga Cnty. Port Auth., Port Dev. Proj., 6.00%, 3/01/07	ETM	295,290

					20,361,857

			Oklahoma—1.2%
B-	2,900		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	3,058,572

			Pennsylvania—7.4%
			Econ. Dev. Fin. Auth.,
A3	2,000		Amtrak Proj., Ser. A, 6.25%, 11/01/31	05/11 @ 101	2,132,180
A3	3,100		Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	3,315,171
BB-	8,235		Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	8,799,509
AAA	4,000		Intergovtl. Coop. Auth., Spec. Tax, Philadelphia Fdg. Prog., 5.50%, 6/15/20, FGIC	06/06 @ 100	4,032,280
			McKeesport Area Sch. Dist.,
AAA	870	[5]	Zero Coupon, 10/01/31, FGIC	ETM	260,174
AAA	2,435		Zero Coupon, 10/01/31, FGIC	No Opt. Call	694,316

					19,233,630

			Puerto Rico—1.9%
BBB+	4,825		Hwy. & Trans. Auth., 5.00%, 7/01/40	07/15 @ 100	4,871,706

			Rhode Island—0.8%
AAA	2,000		Hlth. & Edl. Bldg. Corp. Hosp. Fin., 5.50%, 5/15/16, MBIA	05/07 @ 102	2,078,640

			South Carolina—2.7%
			Jobs Econ. Dev. Auth. Hosp. Facs. Rev.,
BBB+	3,560	[3]	Palmetto Hlth. Proj., 6.875%, 8/01/27	N/A	4,250,177
BBB+	440		Palmetto Hlth. Proj., 6.875%, 8/01/27	08/13 @ 100	506,458
BBB+	2,185		Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,363,886

					7,120,521

			Tennessee—2.0%
AAA	4,865		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	5,219,561

			Texas—13.5%
BBB	4,300		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	4,726,044
AAA	6,000	[3]	Grapevine, GO, 5.875%, 8/15/10, FGIC	N/A	6,603,060
AAA	5,000		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	822,450
AAA	8,375		Humble Indpt. Sch. Dist., Sch. Bldg. Proj., Ser. B, 5.00%, 2/15/30, FGIC	02/15 @ 100	8,695,511
AAA	9,495		La Joya Indpt. Sch. Dist., 5.00%, 2/15/34	02/14 @ 100	9,741,111
AAA	15,000		Tpke. Auth. Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,620,850
AA+	1,000		Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	1,082,880

					35,291,906

			Utah—0.7%
AAA	1,950	[5]	Intermountain Pwr. Agcy. Pwr. Sply. Rev., 5.00%, 7/01/13, AMBAC	ETM	1,965,815

			Washington—5.3%
AAA	13,395		Pub. Pwr. Sply., Nuclear Proj. No. 1, 5.75%, 7/01/11, MBIA	07/06 @ 102	13,788,679

			Wisconsin—1.7%
A-	3,220		Hlth. & Edl. Facs. Auth., Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	3,550,823
AAA	855		Pub. Pwr, Inc. Sys., Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	882,830

					4,433,653

			Total Long-Term Investments (cost $365,619,039)		385,764,158

			SHORT-TERM INVESTMENTS—8.2%
			New York—1.9%
A-1+	5,000	[7]	City of New York, 3.12%, 2/01/06, FRWD	N/A	5,000,000

			Ohio—3.1%
VMIG1	8,000	[7]	Hamilton Cnty. Hosp. Facs., Ser. A, 3.10%, 2/01/06, FRWD	N/A	8,000,000

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Shares
(000)	Description	Value

	Money Market Fund—3.2%
8,400	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 8,400,000

	Total Short-Term Investments (cost $21,400,000)	21,400,000

	Total Investments—156.1% (cost $387,019,0398)	407,164,158
	Other assets in excess of liabilities—0.1%	373,562
	Preferred shares at redemption value, including dividends payable—(56.2)%	(146,634,891)

	Net Assets Applicable to Common Shareholders—100%	$ 260,902,829

_______________
[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 5.5% of its net assets, with a current market value of $14,354,409, in securities restricted as to resale.
[5]	Security is collateralized by U.S. Treasury obligations.
[6]	Security, or a portion thereof, pledged as collateral with a value of $1,237,319 on 172 short U.S. Treasury Note futures contracts expiring March 2005 and 242 short U.S. Treasury Bond futures contracts expiring March 2005. The value of such contracts on January 31, 2006, was $45,959,438, with an unrealized gain of $43,485.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of January 31, 2006.
[8]	Cost for Federal income tax purposes is $386,461,679. The net unrealized appreciation on a tax basis is $20,702,479, consisting of $21,209,410 gross unrealized appreciation and $506,931 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CAPMAC	—	Capital Markets Assurance Co.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Investment Quality Municipal Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006